Financial and capital risk management - Sensitivity analysis of hedge accounting (Details) - Risk Nickel Price Increase [Member] $ in Millions	Dec. 31, 2022 USD ($)
Nickel Revenue Hedge Program Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 28
Nickel Revenue Hedge Program Options [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(19)
Nickel Revenue Hedge Program Options [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(65)
Nickel Revenue Hedging Program Protected Item Part Of Nickel Revenues With Fixed Sales Prices [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	19
Nickel Revenue Hedging Program Protected Item Part Of Nickel Revenues With Fixed Sales Prices [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 65